Related Party Transactions (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Related Party Transaction [Line Items]
Balance at beginning of year, loans receivable, related parties	$ 1,948	$ 2,063
Loans and Leases Receivable, Related Parties, Additions	426	362
Loans and Leases Receivable, Related Parties, Collections	(345)	(477)
Balance at end of year, loans receivable, related parties	2,029	1,948
Related Party Deposit Liabilities	$ 2,000	$ 1,300